Equity (Details) - Schedule of share options and the weighted averages of their exercise prices - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share options and the weighted averages of their exercise prices [Abstract]
Number of options, Outstanding at the beginning of year	10,686,300	9,243,300	14,428,800
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	$ 0.68	$ 0.88	$ 1.25
Number of options, Granted	27,400,000	3,050,000	1,250,000
Weighted average of exercise price per 1 ordinary share, Granted	$ 0.29	$ 0.56	$ 0.59
Number of options, Forfeited	(1,805,500)	(777,000)	(5,151,000)
Weighted average of exercise price per 1 ordinary share, Forfeited	$ 0.862	$ 0.86	$ 3.37
Number of options, Expired	(90,800)	(830,000)	(1,284,500)
Weighted average of exercise price per 1 ordinary share, Expired	$ 20.5	$ 53.7	$ 0.88
Number of options, Outstanding at year end	36,190,000	10,686,300	9,243,300
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	$ 0.35	$ 0.68	$ 0.88
Number of options, Exercisable at year end	10,601,083	5,693,383	4,490,800
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	$ 0.44	$ 0.8	$ 1.28